787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 11, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock U.S. Mortgage Portfolio, a series of Managed Account Series
(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 22, 2018, to the Prospectus, dated August 28, 2017, for BlackRock U.S. Mortgage Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated May 22, 2018 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP